Stockholders' Equity Disclosure	Dec. 31, 2020
Notes
Stockholders' Equity Disclosure

Note 10. Stockholders’ Equity

The Company is authorized to issue 1,000,000,000 shares of common stock, par value $0.00001 per share and 51 shares of preferred stock, par value $0.00001 per share. At December 31, 2020 and December 31, 2019, there were 90,823,799 and 19,289,141 common shares issued and outstanding, respectively. On April 3, 2014, the Company filed a Certificate of Amendment of Certificate of Incorporation with the Secretary of State of the State of Delaware to reduce the par value of all shares of common stock and preferred stock from $0.001 to $0.00001 per share. On February 26, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of authorized shares of capital stock of the Company to 6,000,000,000 shares. Effective on October 14, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-1,000 reverse stock split of the Company’s common stock. In September 2019, Bergio International, Inc. filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-10,000 reverse stock split of the Company’s common stock. All share and per share data have been adjusted to reflect such stock split. The Company also amended its certificate of incorporation to change the authorized shares to 1,000,000,000.

All share and per share data has been adjusted to reflect such stock splits and change in par value. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock, par value $0.001 to its CEO. In April 2014, the Company changed its par value on its preferred stock from $0.001 to $0.00001. The Series A Preferred Stock pays no dividends and has no conversion rights. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

For the year ended December 31, 2020, the Company issued the following shares of common stock:

1)On March 27, 2020, we issued 1,160,804 shares of common stock valued at $23,100 to 111 Recovery Corp. for conversion of its convertible debt.

2)On January 27, 2020, we issued 1,000,000 shares of common stock valued at $37,000 to Betsy Avila for consulting fees.

3)On January 27, 2020, we issued 1,000,000 shares of common stock valued at $37,000 to Cole Martin for consulting fees.

4)On January 27, 2020, we issued 1,000,000 shares of common stock valued at $37,000 to Patrick Martin for consulting fees.

5)On January 27, 2020, we issued 1,000,000 shares of common stock valued at $37,000 to Dr, Vesthi Avila for consulting fees.

6)On May 1, 2020, we issued 1,200,000 shares of common stock valued at $1,200 to RB Capital Partners, Inc. for conversion of its convertible debt.

7)On May 22, 2020, we issued 500,000 shares of common stock valued at $6,900 to Auctus Fund, LLC for accrued expenses and fees.

8)On July 30, 2020, we issued 1,783,784 shares of common stock valued at $6,600 to 111 Recovery Corp. for conversion of its convertible debt.

9)On August 14, 2020, we issued 2,117,647 shares of common stock valued at $7,200 to 111 Recovery Corp. for conversion of its convertible debt and accrued interest.

10)On September 1, 2020, we issued 3,583,400 shares of common stock valued at $25,084 to Trillium Partners for the purchase of common stock of the Company.

11)On September 2, 2020, we issued 2,218,750 shares of common stock valued at $7,100 to 111 Recovery Corp. for conversion of its convertible debt and accrued interest.

12)On September 4, 2020, we issued 2,408,500 shares of common stock valued at $7,515 to Auctus Fund, LLC for conversion of its convertible debt and accrued interest.

13)On September 11, 2020, we issued 2,206,897 shares of common stock valued at $6,400 to 111 Recovery Corp. for accrued interest.

14)On September 11, 2020, we issued 4,427,000 shares of common stock valued at $30,989 to Trillium Partners for the purchase of common stock of the Company.

15)On September 14, 2020, we issued 2,000,000 shares of common stock valued at $5,040 to Crown Bridge Capital for conversion of its convertible debt and accrued interest.

16)On September 16, 2020, we issued 2,206,897 shares of common stock valued at $6,400 to 111 Recovery Corp. for conversion of accrued interest.

17)On October 7, 2020, we issued 4,609,000 shares of common stock valued at $32,263 to Trillium Partners for the purchase of common stock of the Company.

18)On October 9, 2020, we issued 3,410,399 shares of common stock valued at $6,753 to Auctus Fund, LLC for the conversions of its convertible stock and accrued interest.

19)On October 22, 2020, we issued 3,000,000 shares of common stock valued at $3,255 to Crown Bridge Capital for the conversions of its convertible stock and accrued interest.

20)On October 27, 2020, we issued 3,142,857 shares of common stock valued at $6,600 to 111 Recovery Corp. for conversion of accrued interest.

21)On October 30, 2020, we issued 3,857,143 shares of common stock valued at $8,100 to 111 Recovery for conversion of accrued interest.

22)On November 2, 2020, we issued 3,887,096 shares of common stock valued at $7,697 to Auctus Fund, LLC for the conversions of its convertible stock and accrued interest.

23)On November 4, 2020, we issued 4,723,500 shares of common stock valued at $8,462 to Auctus Fund, LLC for the conversions of its convertible stock and accrued interest.

24)On November 3, 2020, we issued 1,500,212 shares of common stock valued at $3,901 to 111 Recovery for conversion of accrued interest.

25)On November 3, 2020, we issued 3,500,000 shares of common stock valued at $24,500 to Continuation Capital for the purchase of common stock of the Company.

26)On November 24, 2020, we issued 4,736,300 shares of common stock valued at $9,947 to Auctus Fund, LLC for the conversions of its convertible stock and accrued interest.

27)On December 15, 2020, the Company retired to treasury 17,000,000 shares that were issued to Berge Abajian, the Company’s CEO, that were issued to him for conversion of $500,000 of stockholders loan that was initiated earlier in 2020.

28)On December 15, 2020, we issued 8,175,000 shares of common stock valued at $57,225 to Trillium Partners for the purchase of common stock of the Company.

29)On September 11, 2020, we issued 8,175,000 shares of common stock valued at $57,225 to Trillium Partners for the purchase of common stock of the Company.

For the year ended December 31, 2019, the Company issued the following shares of common stock:

1)On October 19, 2019, we issued 17,000,000 shares of common stock valued at $2,890,000 to Berge Abajian, the Company’s President and PEO, for conversion of deferred compensation.

2)On November 27, 2019, we issued 1,750,000 shares of common stock valued at $15,318 to Illiad for conversion of its convertible debt and accrued interest.